Note 10 - Lease (Details Textual) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating Lease, Expense	$ 202	$ 68
UNITED STATES
Lessee, Operating Lease, Remaining Lease Term	4 years 273 days
CHINA
Lessee, Operating Lease, Remaining Lease Term	1 year